Deficiency in Stockholders' Equity (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares
Stock options outstanding, beginning balance	3,758,910	1,124,410	0
Shares Granted		2,634,500	1,124,410
Shares Exercised		0	0
Stock options outstanding, ending balance	3,758,910	3,758,910	1,124,410
Weighted Average Exercise Price
Weighted average exercise price, outstanding	$ 0.76	$ 0.77	$ 0.00
Weighted average exercise price - shares Granted		0.75	0.77
Weighted average exercise price - shares Exercised		0.00	0.00
Weighted average exercise price - shares Cancelled		0.00	0.00
Weighted average exercise price, outstanding	0.76	0.76	$ 0.77
Weighted average fair value of options granted		$ 2,634,500
Canfield [Member]
Shares
Stock options outstanding, beginning balance		300,000	0
Shares Granted			300,000
Shares Exercised			0
Shares Canceled			0
Stock options outstanding, ending balance			300,000
Weighted Average Exercise Price
Weighted average exercise price, outstanding		$ 0.55	$ 0
Weighted average exercise price - shares Granted			0.55
Weighted average exercise price - shares Exercised			0
Weighted average exercise price - shares Cancelled			0
Weighted average exercise price, outstanding			0.55
Weighted average fair value of options granted			$ 0.55